Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 383,451	$ 261,825	$ 246,295
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax expense	$ 88,194	$ 60,220	$ 56,648
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits	(36,043)	(25,625)	(22,073)
Tax adjustment in respect of different tax rates for foreign subsidiaries	4,813	4,884	(1,580)
Changes in carry-forward losses and valuation allowances	(7,243)	18,675	22
Taxes resulting from non-deductible expenses	5,272	1,594	1,506
Difference in basis of measurement for financial reporting and tax return purposes	(5,851)	(18,398)	6,609
Taxes in respect of prior years (see Note 18D above)	82,423	(7,151)	(20,662)
Other differences, net	(178)	2,244	(1,056)
Actual tax expenses	$ 131,387	$ 36,443	$ 19,414
Effective tax rate	34.26%	13.92%	7.88%
Basic	$ (0.82)	$ (0.58)	$ (0.50)